Income Taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Unused tax credits [member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,560	$ 1,934
Unused operating loss carryforwards-statutory tax [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	224,566	222,240
Unused operating loss carryforwards-undistributed [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	229,177	198,639
Others [member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	27,333	21,665
Total [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 482,636	$ 444,478